Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
In accordance with the fair value hierarchy described above, the following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis:

		December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	$49,051,061	$49,051,061	$—	$—

		December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Restricted cash (Money Market Account)	$50,367	$50,367	$—	$—
Liabilities
Convertible Promissory Notes	$5,829,292	$—	$—	$5,829,292

Roll-forward of fair values of liabilities
The following table presents a roll-forward of the aggregate fair values of the Company’s Convertible Promissory Notes (Note 6) for which fair value is determined by Level 3 inputs:

	2021	2020
Balance at beginning of year	$5,829,292	$21,842,931
Issuance of Convertible Bridge Notes	—	25,000
Fair value adjustments	(9,317)	(9,877,857)
Accrued interest	46,315	660,408
Conversion of Junior Convertible Notes into Series Seed Stock	—	(6,291,288)
Conversion of Senior and Convertible Bridge Notes into Series A Stock	(5,866,290)	(529,902)
Balance at end of year	$—	$5,829,292